Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
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Details of Other in the Consolidated Statement of Cash Flow
Details of “Other” in the consolidated statement of cash flow are as follows:

	Year ended December 31,

	2020	2019
Non-cash employee benefit charges	160	157
Net (gains) losses on foreign exchange and derivative financial instruments	(28)	47
Share of post-tax losses in equity method investments	544	599
Revaluation of Refinitiv warrants (see note 6)	(82)	(419)
Fair value adjustments	(10)	-
Other (1)	(163)	1
	421	385
(1) Includes $119 million gain related to an amendment to the Company’s U.S. pension plan. See note 26.

Details of Changes in Working Capital and Other Items
Details of “Changes in working capital and other items” are as follows:

	Year ended December 31,

	2020	2019
Trade and other receivables	29	116
Prepaid expenses and other current assets	8	25
Other financial assets	2	(17)
Payables, accruals and provisions	(133)	(220)
Deferred revenue	19	(10)
Other financial liabilities	(2)	17
Income taxes	250	(71)
Other	(71)	(87)
	102	(247)

Details of Income Taxes Paid
Details of income taxes (paid) received are as follows:

	Year ended December 31,

	2020	2019
Operating activities - continuing operations	(52)	(268)
Operating activities - discontinued operations	2	(45)
Investing activities - continuing operations	(114)	(1)
Total income taxes paid	(164)	(314)